Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Schedule Of Inventories

	December 31,
	2010	2011
Components and raw materials	138,965	189,174
Work in process	128,728	175,564
Finished goods	28,165	70,918

Total inventories, gross	295,857	435,656
Allowance for obsolescence	(41,301)	(58,989)

Total inventories, net	254,557	376,667

Schedule Of Changes In Allowance For Obsolescence

Balance January 1, 2009	(32,615)
Charged to cost of sales	(27,236)
Utilization	11,818
Foreign currency translation effect	1,094

Balance December 31, 2009	(46,939)
Charged to cost of sales	(3,248)
Utilization	14,628
Foreign currency translation effect	(5,742)

Balance December 31, 2010	(41,301)
Charged to cost of sales	(28,122)
Utilization	12,526
Foreign currency translation effect	(2,092)

Balance December 31, 2011	(58,989)